Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Loans Receivable and Allowance for Loan Losses [Abstract]
Composition Of The Loan Portfolio

	December 31, 2017		December 31, 2016
Real Estate:
Residential	$235,759	30.8%	$237,177	33.2%
Commercial	342,934	44.9	320,187	44.8
Construction	17,228	2.3	19,709	2.8
Commercial, financial and agricultural	97,461	12.7	85,508	12.0
Consumer loans to individuals	70,953	9.3	51,524	7.2
Total loans	764,335	100.0%	714,105	100.0%

Deferred fees, net	(243)		(216)
Total loans receivable	764,092		713,889
Allowance for loan losses	(7,634)		(6,463)
Net loans receivable	$756,458		$707,426

Components Of Purchase Accounting Adjustments Related To Purchased Credit-impaired Loans Acquired

(In Thousands)	July 31, 2016

Contractually required principal and interest	$2,621
Non-accretable discount	(1,014)
Expected cash flows	1,607
Accretable discount	(239)
Estimated fair value	$1,368

Changes In The Accretable Yield For Purchased Credit-impaired Loans

	2017	2016	2015
Balance at beginning of period	$208	$-		$8
Additions	-	239		-
Accretion	(73)	(30)	(12)	(1)
Reclassification and other	(27)	(1)		(7)
Balance at end of period	$108	$208		$-

Information Regarding Loans Acquired and Accounted for in Accordance With ASC 310-30

	December 31, 2017	December 31, 2016

Outstanding Balance	$1,444	$1,821
Carrying Amount	$1,174	$1,386

Summary Of Amount Of Loans In Each Category That Were Individually And Collectively Evaluated For Impairment

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2017
Individually evaluated for impairment	$23	$1,224	$-	$-	$-	$1,247
Loans acquired with deteriorated credit quality	833	341	-	-	-	1,174
Collectively evaluated for impairment	234,903	341,369	17,228	97,461	70,953	761,914
Total Loans	$235,759	$342,934	$17,228	$97,461	$70,953	$764,335

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2016
Individually evaluated for impairment	$23	$2,601	$-	$-	$-	$2,624
Loans acquired with deteriorated credit quality	821	565	-	-	-	1,386
Collectively evaluated for impairment	236,333	317,021	19,709	85,508	51,524	710,095
Total Loans	$237,177	$320,187	$19,709	$85,508	$51,524	$714,105

Impaired Loans and Related Interest Income by Loan Portfolio Class

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance
December 31, 2017	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$23	$28	$-
Commercial	1,224	1,496	-
Subtotal	1,247	1,524	-

Total:
Real Estate Loans
Residential	23	28	-
Commercial	1,224	1,496	-
Total Impaired Loans	$1,247	$1,524	$-

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance

December 31, 2016	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$23	$28	$-
Commercial	2,601	3,427	-
Subtotal	2,624	3,455	-

Total:
Real Estate Loans
Residential	23	28	-
Commercial	2,601	3,427	-
Total Impaired Loans	$2,624	$3,455	$-

The following information for impaired loans is presented for the years ended December 31, 2017, 2016 and 2015:

	Average Recorded	Average Recorded			Interest Income
		Investment			Recognized
	2017		2016	2015	2017	2016	2015
	(In thousands)
Total:
Real Estate Loans
Residential		$23	$25	$159	$-	$-	$4
Commercial		1,209	2,671	8,847	56	91	526
Commercial Loans		-	-	9	-	-	2
Total Loans		$1,232	$2,696	$9,015	$56	$91	$532

Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2017
Commercial real estate loans	$329,617	$9,680	$3,637	$-	$-	$342,934
Commercial	97,389	16	56	-	-	97,461
Total	$427,006	$9,696	$3,693	$-	$-	$440,395

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2016
Commercial real estate loans	$310,432	$5,432	$4,323	$-	$-	$320,187
Commercial	84,600	885	23	-	-	85,508
Total	$395,032	$6,317	$4,346	$-	$-	$405,695

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits. Nonperforming loans include loans that have been placed on nonaccrual status and loans remaining in accrual status on which the contractual payment of principal and interest has become 90 days past due.

The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2017 and December 31, 2016 (in thousands):

	Performing	Nonperforming	Total
December 31, 2017
Residential real estate loans	$233,966	$1,793	$235,759
Construction	17,228	-	17,228
Consumer loans to individuals	70,953	-	70,953
Total	$322,147	$1,793	$323,940

	Performing	Nonperforming	Total
December 31, 2016
Residential real estate loans	$235,829	$1,137	$237,177
Construction	19,681	28	19,709
Consumer loans to individuals	51,524	-	51,524
Total	$307,034	$1,165	$308,410

Loan Portfolio Summarized by the Past Due Status

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2017
Real Estate loans
Residential	$233,291	$594	$81	$87	$1,706	$2,468	$235,759
Commercial	341,602	646	-	409	277	1,332	342,934
Construction	17,228	-	-	-	-	-	17,228
Commercial loans	97,424	10	27	-	-	37	97,461
Consumer loans	70,869	60	24	-	-	84	70,953
Total	$760,414	$1,310	$132	$496	$1,983	$3,921	$764,335

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2016
Real Estate loans
Residential	$234,790	$986	$264	$1	$1,136	$2,387	$237,177
Commercial	318,979	445	1	-	762	1,208	320,187
Construction	19,681	-	-	-	28	28	19,709
Commercial loans	85,355	143	10	-	-	153	85,508
Consumer loans	51,456	39	29	-	-	68	51,524
Total	$710,261	$1,613	$304	$1	$1,926	$3,844	$714,105

Allowance for Loan Losses and Recorded Investment in Financing Receivables

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2016	$1,092	$4,623	$78	$307	$363	$6,463
Charge Offs	(83)	(902)	(28)	-	(207)	(1,220)
Recoveries	6	159	-	-	26	191
Provision for loan losses	257	1,385	40	156	362	2,200
Ending balance, December 31, 2017	$1,272	$5,265	$90	$463	$544	$7,634
Ending balance individually evaluated for impairment	$-	$-	$-	$-	$-	$-
Ending balance collectively evaluated for impairment	$1,272	$5,265	$90	$463	$544	$7,634

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2015	$1,069	$5,506	$90	$397	$236	$7,298
Charge Offs	(123)	(2,711)	-	(15)	(102)	(2,951)
Recoveries	6	15	-	-	45	66
Provision for loan losses	140	1,813	(12)	(75)	184	2,050
Ending balance, December 31, 2016	$1,092	$4,623	$78	$307	$363	$6,463
Ending balance individually evaluated for impairment	$-	$3	$-	$-	$-	$3
Ending balance collectively evaluated for impairment	$1,092	$4,620	$78	$307	$363	$6,460

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2014	$1,323	$3,890	$222	$256	$184	$5,875
Charge Offs	(224)	(2,883)	-	-	(91)	(3,198)
Recoveries	20	-	-	-	21	41
Provision for loan losses	(50)	4,499	(132)	141	122	4,580
Ending balance, December 31, 2015	$1,069	$5,506	$90	$397	$236	$7,298
Ending balance individually evaluated for impairment	$-	$1,613	$-	$-	$-	$1,613
Ending balance collectively evaluated for impairment	$1,069	$3,893	$90	$397	$236	$5,685